PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Depreciation expense	$ 111,912	$ 53,391